Commitments and Contingencies (Details 1) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended											12 Months Ended
	Dec. 31, 2013 Claim Claimant	Dec. 31, 2012 Claimant	Dec. 31, 2013 Respirator Mask/Asbestos Litigation Claim	Dec. 31, 2012 Respirator Mask/Asbestos Litigation	Dec. 31, 2011 Respirator Mask/Asbestos Litigation	Dec. 31, 2013 Respirator Mask/Asbestos Litigation - State of West Virginia Defendant	Dec. 31, 2013 Respirator Mask/Asbestos litigation - Excluding Aearo Technologies	Dec. 31, 2013 Insurance Disclaimer Action Insurer	Dec. 31, 2013 Respirator Mask/Asbestos Litigation - Aearo Technologies	Dec. 31, 2013 Environmental Matters - Remediation	Dec. 31, 2012 Environmental Matters - Remediation	Dec. 31, 2011 Environmental Matters - Remediation	Dec. 31, 2013 Environmental Matters - Remediation Maximum	Dec. 31, 2013 Environmental Matters - Regulatory Activities PFC	Dec. 31, 2013 Environmental Matters - Regulatory Activities Alabama	Dec. 31, 2013 Environmental Matters - Litigation Morgan County, Alabama	Dec. 31, 2013 Environmental Matters - Litigation Minnesota	Dec. 31, 2013 Environmental Matters - Litigation Lake Elmo, Minnesota	Dec. 31, 2013 Environmental Matters - Litigation New Jersey Defendant CommercialDrumConditioningFacilities	Dec. 31, 2013 Environmental Matters - Litigation Metropolitan Council, Minnesota TreatmentPlant	Dec. 31, 2013 Environmental Matters - Other Environmental Litigation	Dec. 31, 2012 Environmental Matters - Other Environmental Litigation	Dec. 31, 2011 Environmental Matters - Other Environmental Litigation	Dec. 31, 2013 Environmental Matters - Other Environmental Litigation Maximum
Loss contingencies
Accrued loss contingency reserve			$ 152,000,000	$ 154,000,000	$ 130,000,000		$ 127,000,000		$ 25,000,000	$ 27,000,000	$ 29,000,000	$ 28,000,000									$ 48,000,000	$ 57,000,000	$ 75,000,000
Insurance receivables			58,000,000	87,000,000	121,000,000					11,000,000	11,000,000	15,000,000									15,000,000	15,000,000	0
Total number of named claimants	2,200	2,060														3
Number of total claims settled and taken to trial			9
Number of total claims tried to verdict			8
Number of total claims settled and tried to verdict			7
Number of total claims dismissed	1
Increase in insurance liabilities			48,000,000
Proceeds received in connection with respirator mask/asbestos receivable								29,000,000
Number of additional defendants						2													5
Number of insurers who filed a declaratory judgment action against the company								2
Number of the entity's insurers named in the action, low end of range								60
Payments for fees and settlements related to litigation			47,000,000
Quarterly fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995									100,000
Number of years remediation payments expected to be paid for applicable sites													20 years											4 years
Number of PFCs the EPA has proposed to have public water suppliers monitor														6
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds														2 years
Number of landfills to be tested by the entity pursuant to a Memorandum of Understanding with the EPA															3
Wastewater treatment plant sludge containing PFCs surrounding Decatur facility pursuant to a permit															20 years
Number of days court stayed discovery																	180 days
Claim asserted for alleged contamination, low end																		50,000
Number of wastewater treatment plants from which PFC-containing sludge and biosolids may allegedly be discharged by Metropolitan Council, low end of range																				1
Lower end of range of number of companies served with a complaint																			250
Total cost of cleanup proposed by the EPA, of which the Company believes its applicable share, if any, is likely to be a fraction of one percent																			$ 1,000,000,000
Total cost of cleanup proposed by EPA of which company believes its applicable share to be fraction of this maximum percentage (as a percent)																			1.00%
Number of commercial drum conditioning facilities used																			2
Number of former disposal sites with PFC present in soil and groundwater in Washington County, Minnesota																					2